Expense Example - Class IS R6 Shares - Federated Hermes Emerging Markets Equity Fund	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	209	646	1,108	2,390	206	637	1,093	2,358